UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02679
DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2025
Date of reporting period:
December 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Opportunity Fund
Class A / RPEAX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$104	0.94%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 22.02%, versus a 17.02% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+33%), Information Technology (+24%), and
    Industrials (+18%)
    Weakest performing sectors - Consumer Staples (+3%), Real Estate (+3%), and Consumer Discretionary (+5%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+59% vs +24%)
    AppLovin (+77%), Samsung Electronics (+135%), and Applied Materials (+60%)
    AppLovin - new purchase during the period
  Financials - outperformed the Index sector (+27% vs +14%)
    Capital One Financial (+38%) and Markel (+25%)
  Health Care - outperformed the Index sector (+19% vs +14%)
    CVS Health (+84%) - largest individual contributor
    Quest Diagnostics (+17%)
  Materials - outperformed the Index sector (+30% vs +10%)
  Individual holdings
    WESCO International (+36%), Alphabet (+65%), and Prosus (+57%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 12% vs 31%)
    Texas Instruments (-4%), Synopsys (-21%), and Clear Secure (-4%)
    Synopsys - new purchase during the period
    Clear Secure - no longer a Fund holding
  Overweight in Health Care - (average weighting 26% vs 10%)
    UnitedHealth Group (-33%)
  Industrials - underperformed the Index sector (+14% vs +18%)
    Owens Corning (-33%) - largest individual detractor
  Underweight in Communication Services (average weighting 6% vs 9%), the strongest performing sector of the Index
    Pinterest (-28%) and Angi (-12%) - new holdings added during the period
  Individual Consumer Discretionary holdings
    Meituan (-32%), Delivery Hero (-5%), and JD.com (-15%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	22.02%	12.52%	12.09%
Davis Opportunity Fund (Class A) — With sales charge*	16.22%	11.44%	11.56%
S&P 1500 Index	17.02%	13.95%	14.45%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$599.9
Total number of portfolio holdings as of 12/31/25	50
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$3.1
Top Sectors as of 12/31/25 Net Assets
Health Care	23.13%
Financials	15.41%
Information Technology	13.01%
Industrials	11.79%
Consumer Discretionary	10.49%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Opportunity Fund
Class C / DGOCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$195	1.76%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 21.04%, versus a 17.02% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+33%), Information Technology (+24%), and
    Industrials (+18%)
    Weakest performing sectors - Consumer Staples (+3%), Real Estate (+3%), and Consumer Discretionary (+5%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+59% vs +24%)
    AppLovin (+77%), Samsung Electronics (+135%), and Applied Materials (+60%)
    AppLovin - new purchase during the period
  Financials - outperformed the Index sector (+27% vs +14%)
    Capital One Financial (+38%) and Markel (+25%)
  Health Care - outperformed the Index sector (+19% vs +14%)
    CVS Health (+84%) - largest individual contributor
    Quest Diagnostics (+17%)
  Materials - outperformed the Index sector (+30% vs +10%)
  Individual holdings
    WESCO International (+36%), Alphabet (+65%), and Prosus (+57%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 12% vs 31%)
    Texas Instruments (-4%), Synopsys (-21%), and Clear Secure (-4%)
    Synopsys - new purchase during the period
    Clear Secure - no longer a Fund holding
  Overweight in Health Care - (average weighting 26% vs 10%)
    UnitedHealth Group (-33%)
  Industrials - underperformed the Index sector (+14% vs +18%)
    Owens Corning (-33%) - largest individual detractor
  Underweight in Communication Services (average weighting 6% vs 9%), the strongest performing sector of the Index
    Pinterest (-28%) and Angi (-12%) - new holdings added during the period
  Individual Consumer Discretionary holdings
    Meituan (-32%), Delivery Hero (-5%), and JD.com (-15%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC*	21.04%	11.60%	11.37%
Davis Opportunity Fund (Class C) — With CDSC*,**	20.04%	11.60%	11.37%
S&P 1500 Index	17.02%	13.95%	14.45%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$599.9
Total number of portfolio holdings as of 12/31/25	50
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$3.1
Top Sectors as of 12/31/25 Net Assets
Health Care	23.13%
Financials	15.41%
Information Technology	13.01%
Industrials	11.79%
Consumer Discretionary	10.49%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Opportunity Fund
Class Y / DGOYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$77	0.69%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 22.35%, versus a 17.02% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+33%), Information Technology (+24%), and
    Industrials (+18%)
    Weakest performing sectors - Consumer Staples (+3%), Real Estate (+3%), and Consumer Discretionary (+5%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+59% vs +24%)
    AppLovin (+77%), Samsung Electronics (+135%), and Applied Materials (+60%)
    AppLovin - new purchase during the period
  Financials - outperformed the Index sector (+27% vs +14%)
    Capital One Financial (+38%) and Markel (+25%)
  Health Care - outperformed the Index sector (+19% vs +14%)
    CVS Health (+84%) - largest individual contributor
    Quest Diagnostics (+17%)
  Materials - outperformed the Index sector (+30% vs +10%)
  Individual holdings
    WESCO International (+36%), Alphabet (+65%), and Prosus (+57%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 12% vs 31%)
    Texas Instruments (-4%), Synopsys (-21%), and Clear Secure (-4%)
    Synopsys - new purchase during the period
    Clear Secure - no longer a Fund holding
  Overweight in Health Care - (average weighting 26% vs 10%)
    UnitedHealth Group (-33%)
  Industrials - underperformed the Index sector (+14% vs +18%)
    Owens Corning (-33%) - largest individual detractor
  Underweight in Communication Services (average weighting 6% vs 9%), the strongest performing sector of the Index
    Pinterest (-28%) and Angi (-12%) - new holdings added during the period
  Individual Consumer Discretionary holdings
    Meituan (-32%), Delivery Hero (-5%), and JD.com (-15%)

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	22.35%	12.80%	12.37%
S&P 1500 Index	17.02%	13.95%	14.45%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$599.9
Total number of portfolio holdings as of 12/31/25	50
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$3.1
Top Sectors as of 12/31/25 Net Assets
Health Care	23.13%
Financials	15.41%
Information Technology	13.01%
Industrials	11.79%
Consumer Discretionary	10.49%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Bond Fund
Class A / RFBAX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$102	1.00%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 4.48%, versus a 5.17% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.31 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 235 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 13%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 56%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 26%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the Bloomberg U.S. Aggregate Bond Index, and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	4.48%	1.09%	1.07%
Davis Government Bond Fund (Class A) — With sales charge*	(0.49)%	0.12%	0.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-3 Year Bond Index	5.17%	1.76%	1.84%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$17.2
Total number of portfolio holdings as of 12/31/25	52
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
12/31/25 Net Assets
Collateralized Mortgage Obligations	52.22%
Fannie Mae Pools	11.21%
Small Business Administration	8.91%
Freddie Mac Pools	5.58%
Ginnie Mae Pools	1.48%
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Bond Fund
Class C / DGVCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$178	1.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 3.69%, versus a 5.17% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.31 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 235 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 13%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 56%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 26%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the Bloomberg U.S. Aggregate Bond Index, and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC*	3.69%	0.36%	0.46%
Davis Government Bond Fund (Class C) — With CDSC*,**	2.69%	0.36%	0.46%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-3 Year Bond Index	5.17%	1.76%	1.84%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$17.2
Total number of portfolio holdings as of 12/31/25	52
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
12/31/25 Net Assets
Collateralized Mortgage Obligations	52.22%
Fannie Mae Pools	11.21%
Small Business Administration	8.91%
Freddie Mac Pools	5.58%
Ginnie Mae Pools	1.48%
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Bond Fund
Class Y / DGVYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$77	0.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 4.73%, versus a 5.17% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.31 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 235 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 13%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 56%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 26%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the Bloomberg U.S. Aggregate Bond Index, and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	4.73%	1.35%	1.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-3 Year Bond Index	5.17%	1.76%	1.84%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$17.2
Total number of portfolio holdings as of 12/31/25	52
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
12/31/25 Net Assets
Collateralized Mortgage Obligations	52.22%
Fannie Mae Pools	11.21%
Small Business Administration	8.91%
Freddie Mac Pools	5.58%
Ginnie Mae Pools	1.48%
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Money Market Fund
Class A / RPGXX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$63	0.62%
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$99.3
Total number of portfolio holdings as of 12/31/25	8
Total advisory fees paid for the period (in thousands)	$309.4
7 day yield	3.21%
Portfolio Composition as of
12/31/25 Net Assets
Repurchase Agreements	78.82%
Federal Home Loan Bank	6.90%
Federal Farm Credit Bank	6.03%
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Money Market Fund
Class C / RPGXX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$63	0.62%
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$99.3
Total number of portfolio holdings as of 12/31/25	8
Total advisory fees paid for the period (in thousands)	$309.4
7 day yield	3.21%
Portfolio Composition as of
12/31/25 Net Assets
Repurchase Agreements	78.82%
Federal Home Loan Bank	6.90%
Federal Farm Credit Bank	6.03%
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Money Market Fund
Class Y / RPGXX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$63	0.62%
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$99.3
Total number of portfolio holdings as of 12/31/25	8
Total advisory fees paid for the period (in thousands)	$309.4
7 day yield	3.21%
Portfolio Composition as of
12/31/25 Net Assets
Repurchase Agreements	78.82%
Federal Home Loan Bank	6.90%
Federal Farm Credit Bank	6.03%
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Financial Fund
Class A / RPFGX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$108	0.94%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 29.29%, versus a 15.02% return for the Index. The Fund also outperformed the 17.88% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+34%), Consumer Finance (+32%), and Capital Markets (+17%)
    Weakest performing industries - Financial Services (+3%) and Insurance (+4%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+23% vs +3%) and significantly underweight (average weighting 10% vs 31%)
    Rocket Companies (+82%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Wells Fargo (+36%), JPMorgan Chase (+37%), Danske Bank (+88%), and DBS Group Holdings (+45%)
  Insurance - outperformed the Index industry (+20% vs +4%)
    Markel Group (+25%)
  Consumer Finance - outperformed the Index industry (+35% vs +32%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+41% vs +17%)
    Bank of New York Mellon (+54%) and Julius Baer Group (+28%)
  Non-financial holding
    Prosus (+57%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 10% vs 24%)
  Banks - performed in line with the Index industry (both +34%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
  Individual holdings
    Exor (-12%) - largest individual detractor
    Everest Group (-4%) and Fiserv (-1%)
    Exor and Fiserv - new purchases during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	29.29%	18.29%	12.79%
Davis Financial Fund (Class A) — With sales charge*	23.15%	17.16%	12.25%
S&P 500 Index	17.88%	14.42%	14.81%
S&P 500 Financials Index	15.02%	15.26%	13.17%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in billions)	$1.2
Total number of portfolio holdings as of 12/31/25	28
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in millions)	$6.0
Top Industries as of 12/31/25 Net Assets
Banks	43.78%
Insurance	17.78%
Consumer Finance	15.22%
Financial Services	12.92%
Capital Markets	7.03%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Financial Fund
Class C / DFFCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$199	1.74%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 28.26%, versus a 15.02% return for the Index. The Fund also outperformed the 17.88% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+34%), Consumer Finance (+32%), and Capital Markets (+17%)
    Weakest performing industries - Financial Services (+3%) and Insurance (+4%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+23% vs +3%) and significantly underweight (average weighting 10% vs 31%)
    Rocket Companies (+82%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Wells Fargo (+36%), JPMorgan Chase (+37%), Danske Bank (+88%), and DBS Group Holdings (+45%)
  Insurance - outperformed the Index industry (+20% vs +4%)
    Markel Group (+25%)
  Consumer Finance - outperformed the Index industry (+35% vs +32%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+41% vs +17%)
    Bank of New York Mellon (+54%) and Julius Baer Group (+28%)
  Non-financial holding
    Prosus (+57%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 10% vs 24%)
  Banks - performed in line with the Index industry (both +34%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
  Individual holdings
    Exor (-12%) - largest individual detractor
    Everest Group (-4%) and Fiserv (-1%)
    Exor and Fiserv - new purchases during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC*	28.26%	17.36%	12.08%
Davis Financial Fund (Class C) — With CDSC*,**	27.26%	17.36%	12.08%
S&P 500 Index	17.88%	14.42%	14.81%
S&P 500 Financials Index	15.02%	15.26%	13.17%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in billions)	$1.2
Total number of portfolio holdings as of 12/31/25	28
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in millions)	$6.0
Top Industries as of 12/31/25 Net Assets
Banks	43.78%
Insurance	17.78%
Consumer Finance	15.22%
Financial Services	12.92%
Capital Markets	7.03%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Financial Fund
Class Y / DVFYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$79	0.69%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 29.61%, versus a 15.02% return for the Index. The Fund also outperformed the 17.88% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+34%), Consumer Finance (+32%), and Capital Markets (+17%)
    Weakest performing industries - Financial Services (+3%) and Insurance (+4%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+23% vs +3%) and significantly underweight (average weighting 10% vs 31%)
    Rocket Companies (+82%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Wells Fargo (+36%), JPMorgan Chase (+37%), Danske Bank (+88%), and DBS Group Holdings (+45%)
  Insurance - outperformed the Index industry (+20% vs +4%)
    Markel Group (+25%)
  Consumer Finance - outperformed the Index industry (+35% vs +32%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+41% vs +17%)
    Bank of New York Mellon (+54%) and Julius Baer Group (+28%)
  Non-financial holding
    Prosus (+57%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 10% vs 24%)
  Banks - performed in line with the Index industry (both +34%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
  Individual holdings
    Exor (-12%) - largest individual detractor
    Everest Group (-4%) and Fiserv (-1%)
    Exor and Fiserv - new purchases during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	29.61%	18.56%	13.04%
S&P 500 Index	17.88%	14.42%	14.81%
S&P 500 Financials Index	15.02%	15.26%	13.17%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in billions)	$1.2
Total number of portfolio holdings as of 12/31/25	28
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in millions)	$6.0
Top Industries as of 12/31/25 Net Assets
Banks	43.78%
Insurance	17.78%
Consumer Finance	15.22%
Financial Services	12.92%
Capital Markets	7.03%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Balanced Fund
Class A / RPFCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$108	0.98%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 21.37%, versus a 17.88% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 13% in bonds, and 10% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+34%), Information Technology (+24%), and
    Industrials (+19%)
    Weakest performing sectors - Real Estate (+3%), Consumer Staples (+4%), and Consumer Discretionary (+6%)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+32% vs +15%)
    Capital One Financial (+38%), Danske Bank (+88%), DBS Group Holdings (+45%), Bank of New York Mellon (+54%), Berkshire Hathaway (+11%), and Wells Fargo (+36%)
  Health Care (Equities only) - outperformed the Index sector (+24% vs +15%)
    CVS Health (+84%) and Quest Diagnostics (+17%)
  Information Technology (Equities only) - outperformed the Index sector (+38% vs +24%)
    Applied Materials (+60%) - largest individual contributor
  Consumer Discretionary (Equities only) - outperformed the Index sector (+10% vs +6%) and underweight
  (average weighting 5% vs 11%)
  Individual equity holding
    Alphabet (+65%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 33%)
    Texas Instruments (-4%)
  Industrials (Equities only) - significantly underperformed the Index sector (-4% vs +19%) and underweight
  (average weighting 6% vs 8%)
    Owens Corning (-33%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
  Underweight in Communication Services (Equities only) - (average weighting 6% vs 10%), the strongest performing sector of the Index
  In a stronger market, the Fund’s relative performance was hindered from its position in bonds and repurchase agreements (cash)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	21.37%	12.89%	10.44%
Davis Balanced Fund (Class A) — With sales charge*	15.60%	11.80%	9.91%
S&P 500 Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$297.3
Total number of portfolio holdings as of 12/31/25	63
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5
Asset Allocation as of 12/31/25 Net Assets
Common Stock	76.68%
Short-Term Investments	10.26%
Mortgages	9.28%
Corporate Bonds	1.77%
Small Business Administration	1.21%
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Balanced Fund
Class C / DCSCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$193	1.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 20.41%, versus a 17.88% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 13% in bonds, and 10% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+34%), Information Technology (+24%), and
    Industrials (+19%)
    Weakest performing sectors - Real Estate (+3%), Consumer Staples (+4%), and Consumer Discretionary (+6%)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+32% vs +15%)
    Capital One Financial (+38%), Danske Bank (+88%), DBS Group Holdings (+45%), Bank of New York Mellon (+54%), Berkshire Hathaway (+11%), and Wells Fargo (+36%)
  Health Care (Equities only) - outperformed the Index sector (+24% vs +15%)
    CVS Health (+84%) and Quest Diagnostics (+17%)
  Information Technology (Equities only) - outperformed the Index sector (+38% vs +24%)
    Applied Materials (+60%) - largest individual contributor
  Consumer Discretionary (Equities only) - outperformed the Index sector (+10% vs +6%) and underweight
  (average weighting 5% vs 11%)
  Individual equity holding
    Alphabet (+65%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 33%)
    Texas Instruments (-4%)
  Industrials (Equities only) - significantly underperformed the Index sector (-4% vs +19%) and underweight
  (average weighting 6% vs 8%)
    Owens Corning (-33%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
  Underweight in Communication Services (Equities only) - (average weighting 6% vs 10%), the strongest performing sector of the Index
  In a stronger market, the Fund’s relative performance was hindered from its position in bonds and repurchase agreements (cash)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC*	20.41%	12.03%	9.76%
Davis Balanced Fund (Class C) — With CDSC*,**	19.41%	12.03%	9.76%
S&P 500 Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$297.3
Total number of portfolio holdings as of 12/31/25	63
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5
Asset Allocation as of 12/31/25 Net Assets
Common Stock	76.68%
Short-Term Investments	10.26%
Mortgages	9.28%
Corporate Bonds	1.77%
Small Business Administration	1.21%
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Balanced Fund
Class Y / DCSYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$74	0.67%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 21.74%, versus a 17.88% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 13% in bonds, and 10% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+34%), Information Technology (+24%), and
    Industrials (+19%)
    Weakest performing sectors - Real Estate (+3%), Consumer Staples (+4%), and Consumer Discretionary (+6%)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+32% vs +15%)
    Capital One Financial (+38%), Danske Bank (+88%), DBS Group Holdings (+45%), Bank of New York Mellon (+54%), Berkshire Hathaway (+11%), and Wells Fargo (+36%)
  Health Care (Equities only) - outperformed the Index sector (+24% vs +15%)
    CVS Health (+84%) and Quest Diagnostics (+17%)
  Information Technology (Equities only) - outperformed the Index sector (+38% vs +24%)
    Applied Materials (+60%) - largest individual contributor
  Consumer Discretionary (Equities only) - outperformed the Index sector (+10% vs +6%) and underweight
  (average weighting 5% vs 11%)
  Individual equity holding
    Alphabet (+65%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 33%)
    Texas Instruments (-4%)
  Industrials (Equities only) - significantly underperformed the Index sector (-4% vs +19%) and underweight
  (average weighting 6% vs 8%)
    Owens Corning (-33%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
  Underweight in Communication Services (Equities only) - (average weighting 6% vs 10%), the strongest performing sector of the Index
  In a stronger market, the Fund’s relative performance was hindered from its position in bonds and repurchase agreements (cash)

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	21.74%	13.24%	10.78%
S&P 500 Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$297.3
Total number of portfolio holdings as of 12/31/25	63
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5
Asset Allocation as of 12/31/25 Net Assets
Common Stock	76.68%
Short-Term Investments	10.26%
Mortgages	9.28%
Corporate Bonds	1.77%
Small Business Administration	1.21%
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Real Estate Fund
Class A / RPFRX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$97	1.00%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -5.72%, versus a 3.47% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+29%), Real Estate Management & Development (+22%), and Industrial REITs (+17%)
    Weakest performing industries - Office REITs (-12%), Residential REITs (-7%), and Specialized REITs (-7%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-12% vs +29%) and underweight (average weighting 11% vs 14%)
    Alexandria Real Estate Equities (-47%) - largest individual detractor
  Significantly overweight in Office REITs (average weighting 17% vs 3%), the weakest performing industry of the Index
    Hudson Pacific Properties (-49%), Douglas Emmett (-38%), and Cousins Properties (-12%)
  No exposure to Real Estate Management & Development, a stronger performing industry of the Index
  Overweight in Residential REITs - (average weighting 19% vs 13%)
    AvalonBay Communities (-15%) and American Homes 4 Rent (-11%)
  Individual holdings
    Equinix (-17%), Sunstone Hotel Investors (-21%), Digital Realty Trust (-10%), and Public Storage (-10%)
Contributors to Performance
  Underweight in Specialized REITs - (average weighting 22% vs 35%)
    American Tower (-1%) - benefited from timely sales in second half of period when performance lagged
  Office REITs - outperformed the Index industry (-10% vs -12%)
    Great Portland Estates (+22%) and Highwoods Properties (+6%)
    Highwoods Properties - no longer a Fund holding
  Overweight in Industrial REITs - (average weighting 14% vs 11%)
    Prologis (+25%), EastGroup Properties (+15%), and Rexford Industrial Realty (+5%)
  Individual holdings
    Ventas (+35%), Simon Property Group (+13%), NETSTREIT (+27%), and Welltower (+7%)
    Ventas - largest individual contributor
    NETSTREIT - new purchase during the period
    Welltower - no longer a Fund holding

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	(5.72)%	2.77%	4.11%
Davis Real Estate Fund (Class A) — With sales charge*	(10.20)%	1.77%	3.61%
S&P 500 Index	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index	3.47%	7.04%	5.74%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$124.2
Total number of portfolio holdings as of 12/31/25	39
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in thousands)	$773.8
Top Industries as of 12/31/25 Net Assets
Specialized REITs	20.50%
Residential REITs	19.59%
Office REITs	18.32%
Industrial REITs	15.19%
Retail REITs	12.32%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Real Estate Fund
Class C / DRECX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$169	1.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -6.45%, versus a 3.47% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+29%), Real Estate Management & Development (+22%), and Industrial REITs (+17%)
    Weakest performing industries - Office REITs (-12%), Residential REITs (-7%), and Specialized REITs (-7%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-12% vs +29%) and underweight (average weighting 11% vs 14%)
    Alexandria Real Estate Equities (-47%) - largest individual detractor
  Significantly overweight in Office REITs (average weighting 17% vs 3%), the weakest performing industry of the Index
    Hudson Pacific Properties (-49%), Douglas Emmett (-38%), and Cousins Properties (-12%)
  No exposure to Real Estate Management & Development, a stronger performing industry of the Index
  Overweight in Residential REITs - (average weighting 19% vs 13%)
    AvalonBay Communities (-15%) and American Homes 4 Rent (-11%)
  Individual holdings
    Equinix (-17%), Sunstone Hotel Investors (-21%), Digital Realty Trust (-10%), and Public Storage (-10%)
Contributors to Performance
  Underweight in Specialized REITs - (average weighting 22% vs 35%)
    American Tower (-1%) - benefited from timely sales in second half of period when performance lagged
  Office REITs - outperformed the Index industry (-10% vs -12%)
    Great Portland Estates (+22%) and Highwoods Properties (+6%)
    Highwoods Properties - no longer a Fund holding
  Overweight in Industrial REITs - (average weighting 14% vs 11%)
    Prologis (+25%), EastGroup Properties (+15%), and Rexford Industrial Realty (+5%)
  Individual holdings
    Ventas (+35%), Simon Property Group (+13%), NETSTREIT (+27%), and Welltower (+7%)
    Ventas - largest individual contributor
    NETSTREIT - new purchase during the period
    Welltower - no longer a Fund holding

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC*	(6.45)%	1.96%	3.42%
Davis Real Estate Fund (Class C) — With CDSC*,**	(7.33)%	1.96%	3.42%
S&P 500 Index	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index	3.47%	7.04%	5.74%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$124.2
Total number of portfolio holdings as of 12/31/25	39
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in thousands)	$773.8
Top Industries as of 12/31/25 Net Assets
Specialized REITs	20.50%
Residential REITs	19.59%
Office REITs	18.32%
Industrial REITs	15.19%
Retail REITs	12.32%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Real Estate Fund
Class Y / DREYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$72	0.74%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -5.47%, versus a 3.47% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+29%), Real Estate Management & Development (+22%), and Industrial REITs (+17%)
    Weakest performing industries - Office REITs (-12%), Residential REITs (-7%), and Specialized REITs (-7%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-12% vs +29%) and underweight (average weighting 11% vs 14%)
    Alexandria Real Estate Equities (-47%) - largest individual detractor
  Significantly overweight in Office REITs (average weighting 17% vs 3%), the weakest performing industry of the Index
    Hudson Pacific Properties (-49%), Douglas Emmett (-38%), and Cousins Properties (-12%)
  No exposure to Real Estate Management & Development, a stronger performing industry of the Index
  Overweight in Residential REITs - (average weighting 19% vs 13%)
    AvalonBay Communities (-15%) and American Homes 4 Rent (-11%)
  Individual holdings
    Equinix (-17%), Sunstone Hotel Investors (-21%), Digital Realty Trust (-10%), and Public Storage (-10%)
Contributors to Performance
  Underweight in Specialized REITs - (average weighting 22% vs 35%)
    American Tower (-1%) - benefited from timely sales in second half of period when performance lagged
  Office REITs - outperformed the Index industry (-10% vs -12%)
    Great Portland Estates (+22%) and Highwoods Properties (+6%)
    Highwoods Properties - no longer a Fund holding
  Overweight in Industrial REITs - (average weighting 14% vs 11%)
    Prologis (+25%), EastGroup Properties (+15%), and Rexford Industrial Realty (+5%)
  Individual holdings
    Ventas (+35%), Simon Property Group (+13%), NETSTREIT (+27%), and Welltower (+7%)
    Ventas - largest individual contributor
    NETSTREIT - new purchase during the period
    Welltower - no longer a Fund holding

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	(5.47)%	3.03%	4.35%
S&P 500 Index	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index	3.47%	7.04%	5.74%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$124.2
Total number of portfolio holdings as of 12/31/25	39
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in thousands)	$773.8
Top Industries as of 12/31/25 Net Assets
Specialized REITs	20.50%
Residential REITs	19.59%
Office REITs	18.32%
Industrial REITs	15.19%
Retail REITs	12.32%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Directors has determined that independent director Katherine MacWilliams  qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2025 and December 31, 2024 were $198,246 and $190,722, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended December 31, 2025 and December 31, 2024 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2025 and December 31, 2024 were $61,642 and $59,592, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Funds for the fiscal years ended December 31, 2025 and December 31, 2024 were $3,960 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Funds’ Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Funds’ Audit Committee has adopted a policy whereby audit and non-audit services performed by the Funds’ independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2025 and December 31, 2024.  The Funds have not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Balanced Fund
Davis Government Bond Fund
Davis Government Money Market Fund
(part of Davis Series, Inc.)
December 31, 2025
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS SERIES, INC.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
December 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (98.45%)
COMMUNICATION SERVICES – (5.41%)
Media & Entertainment – (5.41%)
Alphabet Inc., Class C	53,008	$16,633,910
Angi Inc., Class A *	27,189	351,554
ASAC II L.P. *(a)(b)(c)	116,129	122,342
IAC Inc. *	33,520	1,310,632
Meta Platforms, Inc., Class A	14,183	9,362,057
Pinterest, Inc., Class A *	179,900	4,657,611
Total Communication Services		32,438,106
CONSUMER DISCRETIONARY – (10.49%)
Automobiles & Components – (1.51%)
AUMOVIO SE (Germany) *	180,300	9,053,238
Consumer Discretionary Distribution & Retail – (3.98%)
Amazon.com, Inc. *	24,880	5,742,802
JD.com, Inc., Class A, ADR (China)	36,240	1,040,088
Prosus N.V., Class N (Netherlands)	198,880	12,314,441
Sea Limited, Class A, ADR (Singapore) *	37,265	4,753,896
		23,851,227
Consumer Services – (5.00%)
Delivery Hero SE (Germany) *	226,550	5,971,847
Meituan, Class B (China) *	162,000	2,146,855
MGM Resorts International *	548,600	20,018,414
Trip.com Group Ltd., ADR (China)	26,310	1,891,952
		30,029,068
Total Consumer Discretionary		62,933,533
CONSUMER STAPLES – (6.95%)
Food, Beverage & Tobacco – (6.95%)
Darling Ingredients Inc. *	244,256	8,793,216
JBS N.V., Class A (Brazil) *	1,095,410	15,795,812
Tyson Foods, Inc., Class A	291,600	17,093,592
Total Consumer Staples		41,682,620
ENERGY – (7.14%)
Coterra Energy Inc.	931,100	24,506,552
Tourmaline Oil Corp. (Canada)	408,100	18,306,595
Total Energy		42,813,147
FINANCIALS – (15.41%)
Banks – (3.96%)
U.S. Bancorp	445,640	23,779,350
Financial Services – (5.74%)
Consumer Finance – (4.55%)
Capital One Financial Corp.	112,601	27,289,978
Financial Services – (1.19%)
Berkshire Hathaway Inc., Class B *	14,153	7,114,006
		34,403,984
Insurance – (5.71%)
Property & Casualty Insurance – (5.71%)
Markel Group Inc. *	15,946	34,278,319
Total Financials		92,461,653
HEALTH CARE – (23.13%)
Health Care Equipment & Services – (17.41%)
Cigna Group	57,292	15,768,477
CVS Health Corp.	292,840	23,239,783
Quest Diagnostics Inc.	203,297	35,278,129
Solventum Corp. *	282,510	22,386,092
UnitedHealth Group Inc.	23,475	7,749,332
		104,421,813
Pharmaceuticals, Biotechnology & Life Sciences – (5.72%)
Viatris Inc.	2,758,960	34,349,052
Total Health Care		138,770,865
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (11.79%)
Capital Goods – (9.20%)
AGCO Corp.	97,650	$10,186,848
Johnson Controls International plc	39,851	4,772,157
Owens Corning	107,280	12,005,705
WESCO International, Inc.	115,330	28,214,331
		55,179,041
Transportation – (2.59%)
DiDi Global Inc., Class A, ADS (China) *	2,946,098	15,555,398
Total Industrials		70,734,439
INFORMATION TECHNOLOGY – (13.01%)
Semiconductors & Semiconductor Equipment – (5.00%)
Applied Materials, Inc.	48,134	12,369,957
NVIDIA Corp.	34,700	6,471,550
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	62,000	3,047,750
Texas Instruments Inc.	46,842	8,126,618
		30,015,875
Software & Services – (5.72%)
AppLovin Corp., Class A *	25,460	17,155,457
Microsoft Corp.	13,619	6,586,421
Oracle Corp.	21,067	4,106,169
SAP SE, ADR (Germany)	13,350	3,242,848
Synopsys, Inc. *	6,840	3,212,885
		34,303,780
Technology Hardware & Equipment – (2.29%)
Samsung Electronics Co., Ltd. (South Korea)	163,840	13,732,232
Total Information Technology		78,051,887
MATERIALS – (5.12%)
Teck Resources Ltd., Class B (Canada)	469,060	22,463,283
Vale S.A., ADR (Brazil)	633,870	8,259,326
Total Materials		30,722,609
TOTAL COMMON STOCK – (Identified cost $396,099,401)		590,608,859

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.70%)
Brean Capital LLC Joint Repurchase Agreement, 3.85%, 01/02/26 (d)	$1,201,000	$1,201,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.81%, 01/02/26 (e)	2,403,000	2,403,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.85%, 01/02/26 (f)	6,612,000	6,612,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,216,000)		10,216,000
Total Investments – (100.15%) – (Identified cost $406,315,401)		600,824,859
Liabilities Less Other Assets – (0.15%)		(902,648)
Net Assets – (100.00%)		$599,922,211

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)
December 31, 2025
(c)	Limited partnership units.
(d)	Dated 12/31/25, repurchase value of $1,201,257 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.33%- 7.50%, 01/01/29-12/20/54, total fair value $1,225,020).
(e)	Dated 12/31/25, repurchase value of $2,403,509 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 08/01/55, total fair value $2,451,060).
(f)
Dated 12/31/25, repurchase value of $6,613,414 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/13/26-12/20/55, total fair value $6,744,240).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
December 31, 2025

	Principal	Value (Note 1)
MORTGAGES – (70.49%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (52.22%)
Fannie Mae
4.3387% (30 day SOFR + 0.46%), 07/25/37 (a)	$6,449	$6,377
4.7987% (30 day SOFR + 0.92%), 12/25/39 (a)	441,125	443,432
4.3887% (30 day SOFR + 0.51%), 09/25/40 (a)	107,221	106,470
3.00%, 04/25/41	21,811	21,662
2.00%, 12/25/42	175,009	157,110
2.50%, 03/25/43	987,873	924,555
2.50%, 04/25/43	210,220	205,338
2.50%, 07/25/47	128,501	112,202
Freddie Mac
2.00%, 06/15/28	12,695	12,621
2.50%, 01/15/29	16,736	16,590
4.5983% (30 day SOFR + 0.61%), 08/15/40 (a)	44,342	44,196
4.4483% (30 day SOFR + 0.46%), 09/15/43 (a)	111,379	108,818
Ginnie Mae
4.36%, 06/20/31	13,386	13,411
4.00%, 09/20/39	11,109	11,038
1.00%, 12/20/42	45,500	39,710
2.0499%, 12/16/45	427,306	390,567
2.40%, 10/16/50	224,122	197,180
1.00%, 06/20/51	769,175	595,918
2.60%, 03/16/52	96,319	89,431
2.40%, 09/16/57	905,721	863,899
2.70%, 06/16/58	442,742	412,706
4.6841% (1 mo. SOFR + 0.68%), 04/20/62 (a)	241,958	242,116
4.7341% (1 mo. SOFR + 0.73%), 09/20/64 (a)	152,547	152,339
2.25%, 07/20/65	43,667	42,010
2.25%, 03/20/66	217,273	211,287
4.4677% (30 day SOFR + 0.55%), 02/20/67 (a)	543,504	538,933
2.25%, 08/20/69	126,376	122,556
5.0677% (30 day SOFR + 1.15%), 02/20/71 (a)	1,619,125	1,628,825
4.5675%, 12/20/71	683,214	681,691
4.5899%, 05/20/73	566,086	564,267
Total Collateralized Mortgage Obligations		8,957,255
FANNIE MAE POOLS – (11.21%)
4.00%, 05/01/29, Pool No. AL7358	17,144	17,134
2.00%, 08/01/30, Pool No. AX9709	92,736	87,306
3.50%, 03/01/32, Pool No. MA1010	137,087	135,588
6.00%, 09/01/37, Pool No. 888796	15,154	15,050
5.153% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	701,818	715,005
5.396% (30 day SOFR + 2.076%), 06/01/55, Pool No. BM7752 (a)	928,260	952,190
Total Fannie Mae Pools		1,922,273
FREDDIE MAC POOLS – (5.58%)
3.00%, 09/01/27, Pool No. U70063	42,036	41,813
2.50%, 09/01/31, Pool No. G18611	245,066	238,122
5.786% (30 day SOFR + 2.202%), 04/01/54, Pool No. 841736 (a)	663,800	677,613
Total Freddie Mac Pools		957,548
GINNIE MAE POOLS – (1.48%)
5.167%, 12/20/61, Pool No. 756740	445	452
	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (CONTINUED)
4.627%, 07/20/67, Pool No. BB0084	$184,130	$181,161
4.428%, 04/20/70, Pool No. BT6816	73,505	72,709
Total Ginnie Mae Pools		254,322
TOTAL MORTGAGES – (Identified cost $12,410,401)		12,091,398
SMALL BUSINESS ADMINISTRATION – (8.91%)
4.60% (Prime Rate – 2.65%), 10/25/28, Pool No. 510194 (a)	101,154	100,621
6.575% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	57,901	59,069
8.204% (Prime Rate + 0.954%), 09/25/30, Pool No. 522596 (a)	244,336	254,412
8.015% (Prime Rate + 0.765%), 10/25/30, Pool No. 522619 (a)	129,727	135,625
7.45% (Prime Rate + 0.20%), 01/25/32, Pool No. 530037 (a)	464,168	478,186
7.575% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	23,579	24,873
6.25% (Prime Rate – 1.00%), 10/25/32, Pool No. 530180 (a)	463,935	476,466
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $1,517,733)		1,529,252
SHORT-TERM INVESTMENTS – (19.81%)
Brean Capital LLC Joint Repurchase Agreement, 3.85%, 01/02/26 (b)	400,000	400,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.81%, 01/02/26 (c)	799,000	799,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.85%, 01/02/26 (d)	2,199,000	2,199,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,398,000)		3,398,000
Total Investments – (99.21%) – (Identified cost $17,326,134)		17,018,650
Other Assets Less Liabilities – (0.79%)		134,772
Net Assets – (100.00%)		$17,153,422

SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of December 31, 2025, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 12/31/25, repurchase value of $400,086 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.33%- 7.50%, 01/01/29-12/20/54, total fair value $408,000).
(c)	Dated 12/31/25, repurchase value of $799,169 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 5.50%, 02/20/51-01/20/54, total fair value $814,980).
(d)
Dated 12/31/25, repurchase value of $2,199,470 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/13/26-12/20/55, total fair value $2,242,980).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT MONEY MARKET FUND
Schedule of Investments
December 31, 2025

	Principal	Value (Note 1)
FEDERAL FARM CREDIT BANK – (6.03%)
1.27%, 11/02/26	$1,000,000	$980,774
3.86% (SOFR + 0.15%), 11/13/26 (a)	5,000,000	5,002,104
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $5,982,878)		5,982,878
FEDERAL HOME LOAN BANK – (6.90%)
Discount Note, 3.6323%, 05/29/26 (b)	2,000,000	1,970,606
0.90%, 03/03/26	2,000,000	1,989,696
0.90%, 07/27/26	2,945,000	2,895,265
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $6,855,567)		6,855,567
REPURCHASE AGREEMENTS – (78.82%)
Brean Capital LLC Joint Repurchase Agreement, 3.85%, 01/02/26 (c)	9,202,000	9,202,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.81%, 01/02/26 (d)	18,405,000	18,405,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.85%, 01/02/26 (e)	50,646,000	50,646,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $78,253,000)		78,253,000
Total Investments – (91.75%) – (Identified cost $91,091,445)		91,091,445
Other Assets Less Liabilities – (8.25%)		8,190,387
Net Assets – (100.00%)		$99,281,832

SOFR:	Secured Overnight Financing Rate

(a)
The interest rates on floating rate securities, shown as of December 31,
2025, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Dated 12/31/25, repurchase value of $9,203,968 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.33%- 7.50%, 01/01/29-12/20/54, total fair value $9,386,040).
(d)	Dated 12/31/25, repurchase value of $18,408,896 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 7.00%, 03/15/52-10/01/55, total fair value $18,773,100).
(e)
Dated 12/31/25, repurchase value of $50,656,833 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/13/26-12/20/55, total fair value $51,658,920).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
December 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (99.63%)
CONSUMER DISCRETIONARY – (2.90%)
Consumer Discretionary Distribution & Retail – (2.90%)
Prosus N.V., Class N (Netherlands)	566,685	$35,088,542
Total Consumer Discretionary		35,088,542
FINANCIALS – (96.73%)
Banks – (43.78%)
Bank of America Corp.	547,324	30,102,820
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	302,372	15,064,173
Danske Bank A/S (Denmark)	995,780	49,725,551
DBS Group Holdings Ltd. (Singapore)	738,597	32,353,960
DNB Bank ASA (Norway)	706,366	19,679,897
Fifth Third Bancorp	1,317,490	61,671,707
JPMorgan Chase & Co.	287,858	92,753,605
Metro Bank Holdings PLC (United Kingdom) *	3,420,765	5,553,542
PNC Financial Services Group, Inc.	243,176	50,758,126
U.S. Bancorp	1,049,488	56,000,680
Wells Fargo & Co.	1,249,744	116,476,141
		530,140,202
Financial Services – (35.17%)
Capital Markets – (7.03%)
Bank of New York Mellon Corp.	182,913	21,234,370
Charles Schwab Corp.	132,075	13,195,613
Julius Baer Group Ltd. (Switzerland)	649,704	50,761,875
		85,191,858
Consumer Finance – (15.22%)
American Express Co.	106,392	39,359,720
Capital One Financial Corp.	597,907	144,908,741
		184,268,461
Financial Services – (12.92%)
Berkshire Hathaway Inc., Class A *	70	52,836,000
Chime Financial, Inc., Class A *	1,219,210	30,687,516
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Financial Services – (Continued)
Financial Services – (Continued)
Exor N.V. (Netherlands)	308,662	$26,219,038
Fiserv, Inc. *	271,110	18,210,459
Rocket Companies, Inc., Class A	1,469,449	28,448,533
		156,401,546
		425,861,865
Insurance – (17.78%)
Life & Health Insurance – (0.81%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,166,800	9,800,771
Property & Casualty Insurance – (12.18%)
Chubb Ltd.	165,298	51,592,812
Loews Corp.	312,399	32,898,739
Markel Group Inc. *	29,271	62,922,405
		147,413,956
Reinsurance – (4.79%)
Everest Group, Ltd.	64,632	21,932,869
RenaissanceRe Holdings Ltd.	128,460	36,117,814
		58,050,683
		215,265,410
Total Financials		1,171,267,477
TOTAL COMMON STOCK – (Identified cost $507,880,309)		1,206,356,019
Total Investments – (99.63%) – (Identified cost $507,880,309)		1,206,356,019
Other Assets Less Liabilities – (0.37%)		4,520,238
Net Assets – (100.00%)		$1,210,876,257

*	Non-income producing security.
See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments
December 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (76.68%)
COMMUNICATION SERVICES – (4.69%)
Media & Entertainment – (4.69%)
Alphabet Inc., Class C	30,614	$9,606,673
Meta Platforms, Inc., Class A	6,559	4,329,531
Total Communication Services		13,936,204
CONSUMER DISCRETIONARY – (4.84%)
Automobiles & Components – (1.41%)
AUMOVIO SE (Germany) *	83,600	4,197,730
Consumer Discretionary Distribution & Retail – (3.43%)
Amazon.com, Inc. *	44,080	10,174,546
Total Consumer Discretionary		14,372,276
CONSUMER STAPLES – (1.03%)
Food, Beverage & Tobacco – (1.03%)
JBS N.V., Class A (Brazil) *	212,030	3,057,473
Total Consumer Staples		3,057,473
ENERGY – (4.70%)
Coterra Energy Inc.	363,660	9,571,531
Tourmaline Oil Corp. (Canada)	98,280	4,408,655
Total Energy		13,980,186
FINANCIALS – (28.93%)
Banks – (6.93%)
Danske Bank A/S (Denmark)	102,710	5,128,955
DBS Group Holdings Ltd. (Singapore)	98,317	4,306,739
JPMorgan Chase & Co.	13,744	4,428,592
U.S. Bancorp	32,635	1,741,404
Wells Fargo & Co.	53,478	4,984,149
		20,589,839
Financial Services – (16.70%)
Capital Markets – (3.88%)
Bank of New York Mellon Corp.	49,500	5,746,455
Julius Baer Group Ltd. (Switzerland)	73,930	5,776,208
		11,522,663
Consumer Finance – (6.77%)
Capital One Financial Corp.	83,109	20,142,297
Financial Services – (6.05%)
Berkshire Hathaway Inc., Class B *	35,796	17,992,859
		49,657,819
Insurance – (5.30%)
Life & Health Insurance – (0.98%)
AIA Group Ltd. (Hong Kong)	284,360	2,926,944
Property & Casualty Insurance – (4.32%)
Chubb Ltd.	22,955	7,164,715
Markel Group Inc. *	2,640	5,675,076
		12,839,791
		15,766,735
Total Financials		86,014,393
HEALTH CARE – (19.58%)
Health Care Equipment & Services – (14.96%)
Cigna Group	21,960	6,044,051
CVS Health Corp.	180,220	14,302,259
Quest Diagnostics Inc.	74,140	12,865,514
Solventum Corp. *	113,020	8,955,705
UnitedHealth Group Inc.	6,960	2,297,566
		44,465,095
Pharmaceuticals, Biotechnology & Life Sciences – (4.62%)
Viatris Inc.	1,104,050	13,745,422
Total Health Care		58,210,517
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.71%)
Capital Goods – (3.71%)
AGCO Corp.	36,040	$3,759,693
Johnson Controls International plc	25,567	3,061,648
Owens Corning	37,600	4,207,816
Total Industrials		11,029,157
INFORMATION TECHNOLOGY – (7.90%)
Semiconductors & Semiconductor Equipment – (6.96%)
Applied Materials, Inc.	62,646	16,099,395
Texas Instruments Inc.	26,473	4,592,801
		20,692,196
Software & Services – (0.94%)
Microsoft Corp.	5,751	2,781,299
Total Information Technology		23,473,495
MATERIALS – (1.30%)
Vale S.A., ADR (Brazil)	296,950	3,869,258
Total Materials		3,869,258
TOTAL COMMON STOCK – (Identified cost $123,479,157)		227,942,959

	Principal	Value (Note 1)
ASSET-BACKED – (0.28%)
Montana Higher Education Student Assistance Corp., Series 12-1, Class A3, 5.0821% (30 day SOFR +1.16%), 07/20/43 (a)	$843,464	$841,105
TOTAL ASSET-BACKED – (Identified cost $844,224)		841,105
CORPORATE BONDS – (1.77%)
FINANCIALS – (1.18%)
Financial Services – (1.18%)
Capital Markets – (1.18%)
Goldman Sachs Group, Inc., Sr. Notes, 4.5622% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,504,485
Total Financials		3,504,485
HEALTH CARE – (0.59%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.59%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,760,266
Total Health Care		1,760,266
TOTAL CORPORATE BONDS – (Identified cost $5,425,702)		5,264,751
MORTGAGES – (9.28%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (5.12%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	1,237,666	1,211,276
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	866,366	824,412
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,611,109	1,532,350
Fannie Mae
5.00%, 07/25/51	1,442,799	1,446,608
Freddie Mac
2.00%, 10/25/40	212,253	205,990
5.50%, 06/25/50	1,482,038	1,484,702
5.75%, 06/25/55	4,136,111	4,164,725
Ginnie Mae
6.00%, 08/20/34	1,695,315	1,706,256
6.00%, 07/20/37	567,600	568,066
6.00%, 10/20/59	431,723	435,738

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments - (Continued)
December 31, 2025
	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
7.00%, 12/20/62	$507,971	$533,637
5.3641% (1 mo. SOFR + 1.36%), 09/20/70 (a)	1,080,748	1,096,260
Total Collateralized Mortgage Obligations		15,210,020
FANNIE MAE POOLS – (2.84%)
4.50%, 10/01/33, Pool No. AL8809	404,798	411,075
5.399% (30 day SOFR +2.255%), 05/01/53, Pool No. BM7225 (a)	1,631,419	1,657,163
4.639% (30 day SOFR +2.223%), 06/01/54, Pool No. BM7528 (a)	2,887,468	2,851,981
5.851% (30 day SOFR +2.289%), 11/01/54, Pool No. BM7583 (a)	1,574,409	1,620,035
5.396% (30 day SOFR + 2.076%), 06/01/55, Pool No. BM7752 (a)	1,856,520	1,904,381
Total Fannie Mae Pools		8,444,635
FREDDIE MAC POOLS – (0.20%)
5.00%, 06/01/44, Pool No. G60660	589,797	611,505
Total Freddie Mac Pools		611,505
GINNIE MAE POOLS – (1.12%)
6.50%, 05/20/53, Pool No. MA8881	969,799	1,003,036
4.779%, 08/20/73, Pool No. 786935	1,469,319	1,442,420
3.807%, 09/20/73, Pool No. 787068	922,432	885,739
Total Ginnie Mae Pools		3,331,195
TOTAL MORTGAGES – (Identified cost $27,190,923)		27,597,355
MUNICIPAL BONDS – (0.28%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	815,000	817,294
TOTAL MUNICIPAL BONDS – (Identified cost $856,663)		817,294
SMALL BUSINESS ADMINISTRATION – (1.21%)
4.85% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	268,853	268,323
4.85% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	893,245	897,658
4.90% (Prime Rate – 2.35%), 11/25/33, Pool No. 530455 (a)	2,430,355	2,438,545
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $3,589,027)		3,604,526
	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (10.26%)
Brean Capital LLC Joint Repurchase Agreement, 3.85%, 01/02/26 (c)	$3,588,000	$3,588,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.81%, 01/02/26 (d)	7,176,000	7,176,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.85%, 01/02/26 (e)	19,744,000	19,744,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $30,508,000)		30,508,000
Total Investments – (99.76%) – (Identified cost $191,893,696)		296,575,990
Other Assets Less Liabilities – (0.24%)		701,071
Net Assets – (100.00%)		$297,277,061

ADR:	American Depositary Receipt
SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of December 31, 2025, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $3,568,038 or
1.20% of the Fund’s net assets as of December 31, 2025.

(c)	Dated 12/31/25, repurchase value of $3,588,767 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.33%- 7.50%, 01/01/29-12/20/54, total fair value $3,659,760).
(d)	Dated 12/31/25, repurchase value of $7,177,519 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 03/01/40-04/01/55, total fair value $7,319,520).
(e)
Dated 12/31/25, repurchase value of $19,748,223 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash ccount, 0.00%-8.50%, 01/13/26-12/20/55, total fair value $20,138,880).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
December 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (98.94%)
REAL ESTATE – (98.94%)
Equity Real Estate Investment Trusts (REITs) – (98.94%)
Health Care REITs – (9.12%)
Alexandria Real Estate Equities, Inc.	67,433	$3,300,171
Community Healthcare Trust Inc.	129,420	2,125,076
Healthpeak Properties, Inc.	166,590	2,678,767
Ventas, Inc.	41,780	3,232,937
		11,336,951
Hotel & Resort REITs – (3.90%)
Sunstone Hotel Investors, Inc.	541,490	4,840,921
Industrial REITs – (15.19%)
EastGroup Properties, Inc.	20,070	3,575,270
Prologis, Inc.	58,606	7,481,642
Rexford Industrial Realty, Inc.	136,848	5,298,754
Terreno Realty Corp.	42,749	2,509,794
		18,865,460
Office REITs – (18.32%)
BXP, Inc.	91,796	6,194,394
COPT Defense Properties	110,340	3,067,452
Cousins Properties Inc.	194,209	5,006,708
Derwent London plc (United Kingdom)	106,630	2,487,611
Douglas Emmett, Inc.	120,930	1,329,021
Great Portland Estates plc (United Kingdom)	728,746	3,120,146
Hudson Pacific Properties, Inc. *	143,271	1,551,625
		22,756,957
Residential REITs – (19.59%)
American Homes 4 Rent, Class A	111,340	3,574,014
AvalonBay Communities, Inc.	30,138	5,464,321
Camden Property Trust	36,515	4,019,571
Equity Residential	44,820	2,825,453
Essex Property Trust, Inc.	6,184	1,618,229
Mid-America Apartment Communities, Inc.	23,040	3,200,486
Sun Communities, Inc.	17,000	2,106,470
UDR, Inc.	41,660	1,528,089
		24,336,633
Retail REITs – (12.32%)
Brixmor Property Group Inc.	228,260	5,984,977
NETSTREIT Corp.	71,800	1,266,552
Regency Centers Corp.	52,670	3,635,810
Simon Property Group, Inc.	23,895	4,423,204
		15,310,543
Specialized REITs – (20.50%)
American Tower Corp.	28,970	5,086,263
Crown Castle Inc.	18,300	1,626,321
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
CubeSmart	34,590	$1,246,970
Digital Realty Trust, Inc.	28,795	4,454,874
Equinix, Inc.	6,745	5,167,749
Extra Space Storage Inc.	14,379	1,872,433
Public Storage	15,521	4,027,700
VICI Properties Inc.	70,460	1,981,335
		25,463,645
Total Real Estate		122,911,110
TOTAL COMMON STOCK – (Identified cost $112,784,708)		122,911,110

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.72%)
Brean Capital LLC Joint Repurchase Agreement, 3.85%, 01/02/26 (a)	$105,000	$105,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.81%, 01/02/26 (b)	210,000	210,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.85%, 01/02/26 (c)	577,000	577,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $892,000)		892,000
Total Investments – (99.66%) – (Identified cost $113,676,708)		123,803,110
Other Assets Less Liabilities – (0.34%)		420,518
Net Assets – (100.00%)		$124,223,628

*	Non-income producing security.
(a)	Dated 12/31/25, repurchase value of $105,022 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.33%- 7.50%, 01/01/29-12/20/54, total fair value $107,100).
(b)	Dated 12/31/25, repurchase value of $210,044 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%- 6.50%, 07/20/52-07/01/54, total fair value $214,200).
(c)	Dated 12/31/25, repurchase value of $577,123 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/13/26-12/20/55, total fair value $588,540).
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Assets and Liabilities
At December 31, 2025

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments):
Unaffiliated investments	$590,608,859	$13,620,650	$12,838,445	$1,206,356,019	$266,067,990	$122,911,110
Repurchase agreements	10,216,000	3,398,000	78,253,000	–	30,508,000	892,000
Cash	39,876	715	290	–	557	523
Cash - foreign currencies**	126,365	–	–	–	30,432	–
Receivables:
Capital stock sold	392,134	5,470	9,014,456	1,454,726	142,982	19,192
Dividends and interest	752,429	168,345	54,922	3,900,330	808,978	650,453
Investment securities sold	–	–	–	9,785,057	–	–
Prepaid expenses	19,350	768	3,288	37,505	9,558	4,845
Due from Adviser	260	8,266	–	–	452	2,124
Total assets	602,155,273	17,202,214	100,164,401	1,221,533,637	297,568,949	124,480,247

LIABILITIES:
Cash overdraft	–	–	–	3,168,364	–	–
Payables:
Capital stock redeemed	1,699,113	3,487	786,594	4,863,701	23,009	119,033
Distributions payable	–	8,338	6,168	–	–	–
Investment securities purchased	–	–	–	1,565,653	–	–
Accrued custodian fees	45,900	7,917	25,750	94,930	22,614	14,982
Accrued distribution and service plan fees	96,647	4,935	–	206,782	45,359	18,367
Accrued investment advisory fees	310,499	4,798	33,553	611,292	148,509	67,380
Accrued tax service fees	7,191	7,980	5,000	8,511	7,980	7,161
Accrued transfer agent fees	64,759	6,865	20,791	130,752	24,314	21,957
Other accrued expenses	8,953	4,472	4,713	7,395	20,103	7,739
Total liabilities	2,233,062	48,792	882,569	10,657,380	291,888	256,619

NET ASSETS	$599,922,211	$17,153,422	$99,281,832	$1,210,876,257	$297,277,061	$124,223,628

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$146,768	$33,144	$992,818	$150,911	$44,269	$33,278

Additional paid-in capital	388,060,382	22,722,760	98,252,904	481,123,743	188,609,424	114,068,479

Distributable earnings (losses)	211,715,061	(5,602,482)	36,110	729,601,603	108,623,368	10,121,871
Net Assets	$599,922,211	$17,153,422	$99,281,832	$1,210,876,257	$297,277,061	$124,223,628

*Including:
Cost of unaffiliated investments	$396,099,401	$13,928,134	$12,838,445	$507,880,309	$161,385,696	$112,784,708
Cost of repurchase agreements	10,216,000	3,398,000	78,253,000	–	30,508,000	892,000
**Cost of cash - foreign currencies	126,543	–	–	–	30,494	–

DAVIS SERIES, INC.
Statements of Assets and Liabilities - (Continued)
At December 31, 2025
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

CLASS A SHARES:
Net assets	$325,471,936	$15,809,288	$94,224,409	$606,801,404	$146,794,575	$65,589,919
Shares outstanding	8,230,688	3,056,233	94,224,409	7,645,597	2,191,321	1,769,779
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$39.54	$5.17	$1.00	$79.37	$66.99	$37.06
Maximum offering price per share (100/95.25 of net asset value)†	$41.51	$5.43	$NA	$83.33	$70.33	$38.91

CLASS C SHARES:
Net assets	$7,394,488	$312,591	$1,288,934	$34,096,801	$2,855,894	$419,805
Shares outstanding	308,345	60,332	1,288,934	565,967	42,797	11,337
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$23.98	$5.18	$1.00	$60.25	$66.73	$37.03

CLASS Y SHARES:
Net assets	$267,055,787	$1,031,543	$3,768,489	$569,978,052	$147,626,592	$58,213,904
Shares outstanding	6,137,724	197,881	3,768,489	6,879,518	2,192,742	1,546,704
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$43.51	$5.21	$1.00	$82.85	$67.33	$37.64

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Operations
For the year ended December 31, 2025

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$9,523,294	$–	$–	$24,834,326	$4,429,553	$4,687,801
Interest	491,963	661,278	4,425,572	767,985	2,838,552	54,636
Net securities lending income	2,240	–	–	–	–	–
Foreign withholding tax refunds	128,337	–	–	–	30,011	–
Total income	10,145,834	661,278	4,425,572	25,602,311	7,298,116	4,742,437

Expenses:
Investment advisory fees (Note 3)	3,140,148	50,937	309,400	6,042,881	1,486,119	773,826
Custodian fees	159,197	18,810	63,255	198,215	52,739	32,564
Transfer agent fees:
Class A	261,841	41,841	118,349	450,089	134,106	108,919
Class C	11,415	3,898	1,239	44,032	8,344	4,555
Class Y	135,552	4,495	4,173	415,442	35,903	39,186
Audit fees	31,008	22,686	29,868	42,408	31,008	41,268
Legal fees	18,422	555	3,612	35,275	8,721	4,741
Accounting fees (Note 3)	29,246	2,000	5,002	50,000	13,496	7,500
Reports to shareholders	17,909	5,063	5,523	44,823	9,986	9,818
Tax service fees	63,875	10,523	6,025	12,054	21,554	10,704
Directors’ fees and expenses	65,051	5,724	14,727	122,116	32,781	19,239
Registration and filing fees	61,436	46,978	51,150	77,369	53,439	48,941
ReFlow liquidity program fees (Note 7)	4,176	–	–	56,730	12,311	–
Expenses recaptured by Adviser (Note 3):
Class A	–	–	18,513	–	–	–
Class C	–	–	257	–	–	–
Class Y	–	–	732	–	–	–
Miscellaneous	30,743	10,391	8,523	50,465	21,324	13,813
Distribution and service plan fees (Note 3):
Class A	672,014	33,287	–	1,280,860	322,294	142,362
Class C	72,794	3,292	–	351,979	27,217	6,414
Total expenses	4,774,827	260,480	640,348	9,274,738	2,271,342	1,263,850
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(78,684)	–	–	–	(15,467)
Class C	(2,431)	(4,796)	–	–	(5,542)	(4,135)
Class Y	–	(7,434)	–	–	–	–
Net expenses	4,772,396	169,566	640,348	9,274,738	2,265,800	1,244,248
Net investment income	5,373,438	491,712	3,785,224	16,327,573	5,032,316	3,498,189

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	67,968,595	–	–	68,466,550	11,257,712	5,054,608
In-kind redemptions (Note 2, 7)	1,961,863	–	–	30,061,180	282,138	–
Foreign currency transactions	(15,467)	–	–	56,171	(3,191)	(647)
Net realized gain	69,914,991	–	–	98,583,901	11,536,659	5,053,961
Net increase (decrease) in unrealized appreciation (depreciation)	40,888,252	269,559	–	171,101,879	36,492,284	(16,480,100)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	110,803,243	269,559	–	269,685,780	48,028,943	(11,426,139)
Net increase (decrease) in net assets resulting from operations	$116,176,681	$761,271	$3,785,224	$286,013,353	$53,061,259	$(7,927,950)

*Net of foreign taxes withheld of	$257,893	$–	$–	$916,347	$147,957	$17,986
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the year ended December 31, 2025

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$5,373,438	$491,712	$3,785,224	$16,327,573	$5,032,316	$3,498,189

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	69,914,991	–	–	98,583,901	11,536,659	5,053,961

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	40,888,252	269,559	–	171,101,879	36,492,284	(16,480,100)
Net increase (decrease) in net assets resulting from operations	116,176,681	761,271	3,785,224	286,013,353	53,061,259	(7,927,950)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(40,946,782)	(470,833)	(3,620,421)	(23,347,418)	(9,162,280)	(4,518,912)
Class C	(1,337,140)	(7,483)	(37,865)	(1,386,768)	(156,552)	(27,193)
Class Y	(32,639,885)	(35,143)	(126,938)	(22,766,036)	(9,168,410)	(4,115,973)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7):
Class A	5,160,554	40,335	(21,546,099)	8,948,488	(2,069,563)	(6,084,040)
Class C	(1,119,576)	(59,780)	261,714	(13,187,460)	(283,550)	(281,808)
Class Y	13,627,211	(66,016)	564,333	(35,777,653)	13,353,965	(3,377,336)

Total increase (decrease) in net assets	58,921,063	162,351	(20,720,052)	198,496,506	45,574,869	(26,333,212)

NET ASSETS:
Beginning of year	541,001,148	16,991,071	120,001,884	1,012,379,751	251,702,192	150,556,840
End of year	$599,922,211	$17,153,422	$99,281,832	$1,210,876,257	$297,277,061	$124,223,628
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the year ended December 31, 2024

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$4,899,751	$540,739	$4,548,910	$16,148,173	$4,295,021	$3,625,321

Net realized gain from investments and foreign currency transactions	97,688,762	–	–	22,398,151	19,842,865	6,807,072

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	(34,192,257)	183,743	–	196,248,358	11,513,303	(2,902,641)
Net increase in net assets resulting from operations	68,396,256	724,482	4,548,910	234,794,682	35,651,189	7,529,752

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(44,648,910)	(503,099)	(4,299,185)	(19,513,995)	(9,075,095)	(3,153,294)
Class C	(1,889,033)	(10,976)	(50,387)	(1,766,387)	(172,032)	(27,493)
Class Y	(34,805,223)	(46,011)	(199,338)	(20,528,733)	(8,817,723)	(2,873,085)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	12,783,913	(483,980)	24,116,389	(4,415,352)	1,568,847	(4,632,824)
Class C	(2,286,789)	(75,131)	(290,192)	(14,290,017)	44,848	(943,217)
Class Y	12,641,163	(254,850)	(1,693,253)	31,789,268	12,164,352	(5,392,195)

Total increase (decrease) in net assets	10,191,377	(649,565)	22,132,944	206,069,466	31,364,386	(9,492,356)

NET ASSETS:
Beginning of year	530,809,771	17,640,636	97,868,940	806,310,285	220,337,806	160,049,196
End of year	$541,001,148	$16,991,071	$120,001,884	$1,012,379,751	$251,702,192	$150,556,840
See Notes to Financial Statements

DAVIS SERIES, INC.
Notes to Financial Statements
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Series, Inc. (a Maryland corporation) (“Company”) is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Balanced Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):
Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.
Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.
Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.
It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.
Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.
Davis Balanced Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. The Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of December 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$32,315,764	$–	$–	$–	$13,936,204	$–
Consumer Discretionary	33,447,152	–	–	–	10,174,546	–
Consumer Staples	41,682,620	–	–	–	3,057,473	–
Energy	42,813,147	–	–	–	13,980,186	–
Financials	92,461,653	–	–	977,172,843	67,875,547	–
Health Care	138,770,865	–	–	–	58,210,517	–
Industrials	70,734,439	–	–	–	11,029,157	–
Information Technology	61,271,905	–	–	–	23,473,495	–
Materials	30,722,609	–	–	–	3,869,258	–
Real Estate	–	–	–	–	–	117,303,353
Total Level 1	544,220,154	–	–	977,172,843	205,606,383	117,303,353
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	29,486,381	–	–	35,088,542	4,197,730	–
Financials	–	–	–	194,094,634	18,138,846	–
Information Technology	16,779,982	–	–	–	–	–
Real Estate	–	–	–	–	–	5,607,757
Debt securities issued by U.S. Treasury and U.S. Government corporations and agencies:
Short-term	–	–	12,838,445	–	–	–
Asset-Backed	–	–	–	–	841,105	–
Corporate Bonds	–	–	–	–	5,264,751	–
Mortgages	–	12,091,398	–	–	27,597,355	–
Municipal Bonds	–	–	–	–	817,294	–
Small Business Administration	–	1,529,252	–	–	3,604,526	–
Short-Term Investments	10,216,000	3,398,000	78,253,000	–	30,508,000	892,000
Total Level 2	56,482,363	17,018,650	91,091,445	229,183,176	90,969,607	6,499,757
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	122,342	–	–	–	–	–
Total Level 3	122,342	–	–	–	–	–
Total Investments	$600,824,859	$17,018,650	$91,091,445	$1,206,356,019	$296,575,990	$123,803,110

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at December 31, 2025 was $11,520 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at December 31, 2025
Davis Opportunity Fund
Investments in Securities:
Common Stock	$110,822	$–	$–	$11,520	$–	$–	$–	$122,342
Total Level 3	$110,822	$–	$–	$11,520	$–	$–	$–	$122,342
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at December 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$122,342	Income Approach / Discounted Cash Flow	Annualized Yield	4.571%	Decrease
Total Level 3	$122,342
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended December 31, 2025, there were no forward currency contracts entered into by the Funds.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
Capital losses will be carried forward to future years if not offset by gains. At December 31, 2025, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards
Davis Government Bond Fund
Character
Short-term	$2,873,918
Long-term	2,421,084
Total	$5,295,002
Under current tax regulations, losses realized after October 31 (“post-October” losses; for the period from November 1, 2025 through December 31, 2025) may be deferred and treated as occurring on the first business day of the following fiscal year. At December 31, 2025, Davis Real Estate Fund had long-term post-October losses in the amount of $175,872.
At December 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost	$406,498,875	$17,326,134	$91,091,445	$508,338,829	$192,012,790	$115,484,855

Unrealized appreciation	219,912,171	59,226	–	702,292,066	104,980,953	24,841,858
Unrealized depreciation	(25,586,187)	(366,710)	–	(4,274,876)	(417,753)	(16,523,603)
Net unrealized appreciation (depreciation)	$194,325,984	$(307,484)	$–	$698,017,190	$104,563,200	$8,318,255
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments, collectively “Distributable earnings (losses)”, may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, in-kind redemptions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, passive foreign investment company shares, partnership income, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Davis Opportunity Fund
2025	$5,993,922	$68,929,885	$74,923,807
2024	6,571,912	74,771,254	81,343,166
Davis Government Bond Fund
2025	513,459	–	513,459
2024	560,086	–	560,086
Davis Government Money Market Fund
2025	3,785,224	–	3,785,224
2024	4,548,910	–	4,548,910
Davis Financial Fund
2025	16,501,646	30,998,576	47,500,222
2024	16,780,442	25,028,673	41,809,115
Davis Balanced Fund
2025	5,054,496	13,432,746	18,487,242
2024	4,300,670	13,764,180	18,064,850
Davis Real Estate Fund
2025	3,888,338	4,773,740	8,662,078
2024	3,137,665	2,916,207	6,053,872

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - (Continued)
As of December 31, 2025, the components of distributable earnings (losses) on a tax basis were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

Undistributed ordinary income	$990,335	$3,913	$43,670	$263,374	$42,515	$2,047,883

Undistributed long- term capital gain	16,574,224	–	–	31,368,138	4,070,408	–

Accumulated net realized losses from investments	–	(5,295,002)	–	–	–	–

Net unrealized appreciation (depreciation) on investments and foreign currency transactions	194,325,723	(307,484)	–	698,251,446	104,594,586	8,318,919

Deferred long- term post- October losses	–	–	–	–	–	(175,872)

Other temporary differences	(175,221)	(3,909)	(7,560)	(281,355)	(84,141)	(69,059)
Total	$211,715,061	$(5,602,482)	$36,110	$729,601,603	$108,623,368	$10,121,871
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the funds in which the amounts are invested.
Operating Segments - The Funds follow the FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard impacts financial statement disclosures only and does not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Operating Segments - (Continued)
executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind redemptions and short-term investments) during the year ended December 31, 2025 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost of purchases	$101,607,811	$4,462,778	$104,447,480	$29,979,189	$23,667,994
Proceeds from sales	149,230,758	1,500,000	123,581,066	36,563,571	37,098,571
The proceeds from in-kind redemptions of investment securities during the year ended December 31, 2025 was as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Proceeds from sales	$2,324,970	$–	$36,920,121	$340,823	$–
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of December 31, 2025, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Government Money Market Fund	Davis Balanced Fund
43%	28%
Investment activities of these shareholders could have a material impact on the Funds.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Reimbursement and Waivers of Expenses - Amounts due from Adviser will be generally paid in the month after finalization of the financial statements. The Adviser is contractually committed to waive fees and/or reimburse Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund expenses to the extent necessary to cap total annual operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through May 1, 2026. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund expenses such that net investment income will not be less than zero until May 1, 2026. After that date, there is no assurance that the Adviser will continue to cap expenses. Reimbursement and waivers of expenses during the year ended December 31, 2025 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A	$–	$78,684	$–	$15,467
Class C	2,431	4,796	5,542	4,135
Class Y	–	7,434	–	–
The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. There are no further reimbursed amounts eligible for recapture as of December 31, 2025. As of December 31, 2025, the amounts recaptured of previously reimbursed expenses were as follows:

Davis Government Money Market Fund
Amounts Recaptured
During the year ended 12/31/2025
Class A	$18,513
Class C	257
Class Y	732
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Year ended December 31, 2025
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Transfer agent fees paid to Adviser	$38,965	$7,145	$15,521	$85,502	$21,181	$20,772
Accounting fees paid to Adviser	29,246	2,000	5,002	50,000	13,496	7,500
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution and Service Plan Fees - (Continued)
Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Year ended December 31, 2025
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Distribution fees:
Class C	$54,595	$2,469	$263,984	$20,413	$4,810

Service fees:
Class A	672,014	33,287	1,280,860	322,294	142,362
Class C	18,199	823	87,995	6,804	1,604
The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Year ended December 31, 2025
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A commissions retained by the Distributor	$6,221	$4,556	$34,330	$7,905	$361
Class A commissions re-allowed to investment dealers	35,604	22,679	190,659	44,289	1,893
Total commissions earned on sales of Class A	$41,825	$27,235	$224,989	$52,194	$2,254

Class C commission advances by the Distributor	$8,549	$–	$34,268	$2,616	$11

Class C CDSCs received by the Distributor	96	–	2,104	124	–

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 4 - CAPITAL STOCK
At December 31, 2025, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 350 million shares each are designated to Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

		Year ended December 31, 2025
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	236,914	952,301	(1,050,858)	138,357
	Class C	51,413	55,913	(149,275)	(41,949)
	Class Y*	529,487	476,132	(683,713)	321,906
Value:	Class A	$9,341,977	$37,520,657	$(41,702,080)	$5,160,554
	Class C	1,339,188	1,336,323	(3,795,087)	(1,119,576)
	Class Y*	22,666,216	20,635,573	(29,674,578)	13,627,211
Davis Government Bond Fund
Shares:	Class A	403,183	84,143	(480,036)	7,290
	Class C	292	1,449	(13,387)	(11,646)
	Class Y	39,372	6,725	(58,703)	(12,606)
Value:	Class A	$2,075,119	$433,612	$(2,468,396)	$40,335
	Class C	1,500	7,477	(68,757)	(59,780)
	Class Y	203,655	34,927	(304,598)	(66,016)
Davis Government Money Market Fund
Shares:	Class A	205,721,018	3,532,123	(230,799,240)	(21,546,099)
	Class C	384,007	37,865	(160,158)	261,714
	Class Y	2,807,202	126,938	(2,369,807)	564,333
Value:	Class A	$205,721,018	$3,532,123	$(230,799,240)	$(21,546,099)
	Class C	384,007	37,865	(160,158)	261,714
	Class Y	2,807,202	126,938	(2,369,807)	564,333
Davis Financial Fund
Shares:	Class A	977,604	283,867	(1,164,173)	97,298
	Class C	67,746	22,281	(339,238)	(249,211)
	Class Y*	1,700,732	221,725	(2,414,214)	(491,757)
Value:	Class A	$68,936,497	$22,363,035	$(82,351,044)	$8,948,488
	Class C	3,715,942	1,333,036	(18,236,438)	(13,187,460)
	Class Y*	128,271,542	18,232,416	(182,281,611)	(35,777,653)
Davis Balanced Fund
Shares:	Class A	131,647	123,424	(293,813)	(38,742)
	Class C	4,201	2,344	(11,259)	(4,714)
	Class Y*	262,669	52,742	(116,179)	199,232
Value:	Class A	$8,317,281	$8,219,997	$(18,606,841)	$(2,069,563)
	Class C	270,619	156,204	(710,373)	(283,550)
	Class Y*	17,323,359	3,526,153	(7,495,547)	13,353,965
Davis Real Estate Fund
Shares:	Class A	28,479	94,956	(268,879)	(145,444)
	Class C	955	716	(8,518)	(6,847)
	Class Y	105,532	83,794	(267,108)	(77,782)
Value:	Class A	$1,168,400	$3,616,543	$(10,868,983)	$(6,084,040)
	Class C	38,894	27,193	(347,895)	(281,808)
	Class Y	4,427,506	3,247,056	(11,051,898)	(3,377,336)

*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program (See Note 7 of the Notes to Financial Statements).

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended December 31, 2024
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	297,334	1,065,645	(975,968)	387,011
	Class C	29,313	74,375	(180,792)	(77,104)
	Class Y	369,939	510,214	(568,162)	311,991
Value:	Class A	$11,961,195	$40,995,353	$(40,172,635)	$12,783,913
	Class C	772,550	1,868,293	(4,927,632)	(2,286,789)
	Class Y	16,405,731	21,357,575	(25,122,143)	12,641,163
Davis Government Bond Fund
Shares:	Class A	422,830	89,967	(608,360)	(95,563)
	Class C	46,897	2,135	(63,936)	(14,904)
	Class Y	18,108	8,949	(76,477)	(49,420)
Value:	Class A	$2,149,481	$457,034	$(3,090,495)	$(483,980)
	Class C	239,478	10,874	(325,483)	(75,131)
	Class Y	92,138	45,824	(392,812)	(254,850)
Davis Government Money Market Fund
Shares:	Class A	146,987,177	4,179,752	(127,050,540)	24,116,389
	Class C	106,373	50,387	(446,952)	(290,192)
	Class Y	2,770,501	199,338	(4,663,092)	(1,693,253)
Value:	Class A	$146,987,177	$4,179,752	$(127,050,540)	$24,116,389
	Class C	106,373	50,387	(446,952)	(290,192)
	Class Y	2,770,501	199,338	(4,663,092)	(1,693,253)
Davis Financial Fund
Shares:	Class A	892,688	284,999	(1,290,681)	(112,994)
	Class C	40,325	34,232	(388,950)	(314,393)
	Class Y	1,672,313	235,147	(1,436,472)	470,988
Value:	Class A	$52,809,387	$18,664,585	$(75,889,324)	$(4,415,352)
	Class C	1,869,755	1,718,465	(17,878,237)	(14,290,017)
	Class Y	103,137,874	16,051,093	(87,399,699)	31,789,268
Davis Balanced Fund
Shares:	Class A	121,737	137,209	(230,494)	28,452
	Class C	10,410	2,895	(12,981)	324
	Class Y	268,471	53,592	(116,674)	205,389
Value:	Class A	$7,193,018	$8,141,894	$(13,766,065)	$1,568,847
	Class C	628,650	171,002	(754,804)	44,848
	Class Y	15,952,295	3,196,073	(6,984,016)	12,164,352
Davis Real Estate Fund
Shares:	Class A	40,442	61,232	(210,831)	(109,157)
	Class C	2,178	648	(25,696)	(22,870)
	Class Y	80,770	54,150	(260,547)	(125,627)
Value:	Class A	$1,728,464	$2,563,537	$(8,924,825)	$(4,632,824)
	Class C	94,060	27,049	(1,064,326)	(943,217)
	Class Y	3,461,276	2,300,863	(11,154,334)	(5,392,195)
NOTE 5 - SECURITIES LOANED
Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2025, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $122,342 or 0.02% of the Fund’s net assets as of December 31, 2025. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of December 31, 2025
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.0000	$1.0535
NOTE 7 - REFLOW LIQUIDITY PROGRAM
Davis Opportunity Fund, Davis Financial Fund, and Davis Balanced Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event a Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although a Fund may submit a bid at a higher rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to a Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in a Fund and may request that such redemption be met in-kind in accordance with the Fund’s policy on purchases and redemptions in-kind. The Board of Directors has approved the Fund’s participation in the ReFlow program.
The Adviser believes that participation in the ReFlow liquidity program may assist in stabilizing a Fund's net assets, to the benefit of a Fund and its shareholders, although there is no guarantee that the program will do so. To the extent a Fund's net assets do not decline, the Adviser typically will also benefit.
ReFlow activity during the year ended December 31, 2025 was as follows:

	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
Davis Opportunity Fund	63,689	$2,900,384	57,418	$2,635,443	$1,961,863
Davis Financial Fund	506,080	40,367,614	506,080	40,994,772	30,061,180
Davis Balanced Fund	128,280	8,697,856	8,756	605,754	282,138

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DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Year ended December 31, 2025	$36.93	$0.33	$7.79	$8.12
Year ended December 31, 2024	$38.11	$0.32	$4.81	$5.13
Year ended December 31, 2023	$33.23	$0.33	$6.90	$7.23
Year ended December 31, 2022	$41.91	$0.28	$(6.14)	$(5.86)
Year ended December 31, 2021	$36.67	$0.11	$9.00	$9.11
Davis Opportunity Fund Class C:
Year ended December 31, 2025	$24.10	$–[e]	$5.06	$5.06
Year ended December 31, 2024	$26.64	$(0.01)	$3.41	$3.40
Year ended December 31, 2023	$23.72	$0.03	$4.88	$4.91
Year ended December 31, 2022	$30.92	$(0.01)	$(4.52)	$(4.53)
Year ended December 31, 2021	$28.06	$(0.18)	$6.85	$6.67
Davis Opportunity Fund Class Y:
Year ended December 31, 2025	$40.19	$0.47	$8.50	$8.97
Year ended December 31, 2024	$41.02	$0.46	$5.16	$5.62
Year ended December 31, 2023	$35.65	$0.45	$7.41	$7.86
Year ended December 31, 2022	$44.73	$0.40	$(6.56)	$(6.16)
Year ended December 31, 2021	$38.93	$0.24	$9.54	$9.78
Davis Government Bond Fund Class A:
Year ended December 31, 2025	$5.10	$0.15	$0.08	$0.23
Year ended December 31, 2024	$5.05	$0.16	$0.05	$0.21
Year ended December 31, 2023	$4.98	$0.11	$0.08	$0.19
Year ended December 31, 2022	$5.30	$0.02	$(0.30)	$(0.28)
Year ended December 31, 2021	$5.41	$–[e]	$(0.08)	$(0.08)
Davis Government Bond Fund Class C:
Year ended December 31, 2025	$5.11	$0.11	$0.08	$0.19
Year ended December 31, 2024	$5.06	$0.12	$0.06	$0.18
Year ended December 31, 2023	$4.96	$0.07	$0.08	$0.15
Year ended December 31, 2022	$5.27	$(0.02)	$(0.29)	$(0.31)
Year ended December 31, 2021	$5.39	$(0.03)	$(0.09)	$(0.12)
Davis Government Bond Fund Class Y:
Year ended December 31, 2025	$5.14	$0.16	$0.08	$0.24
Year ended December 31, 2024	$5.09	$0.17	$0.06	$0.23
Year ended December 31, 2023	$5.02	$0.12	$0.08	$0.20
Year ended December 31, 2022	$5.34	$0.04	$(0.31)	$(0.27)
Year ended December 31, 2021	$5.45	$0.02	$(0.09)	$(0.07)
Davis Government Money Market Fund Class A, Class C and Class Y:
Year ended December 31, 2025	$1.000	$0.037	$–	$0.037
Year ended December 31, 2024	$1.000	$0.045	$–	$0.045
Year ended December 31, 2023	$1.000	$0.043	$–	$0.043
Year ended December 31, 2022	$1.000	$0.011	$–	$0.011
Year ended December 31, 2021	$1.000	$–[h]	$–	$–[h]
Davis Financial Fund Class A:
Year ended December 31, 2025	$63.85	$0.99	$17.69	$18.68
Year ended December 31, 2024	$51.30	$0.99	$14.24	$15.23
Year ended December 31, 2023	$47.71	$0.92	$6.24	$7.16
Year ended December 31, 2022	$54.17	$0.78	$(5.61)	$(4.83)
Year ended December 31, 2021	$43.93	$0.55	$13.27	$13.82

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.34)	$(5.17)	$–	$(5.51)	$39.54	22.02%	$325,472	0.94%	0.94%	0.84%	18%
$(0.42)	$(5.89)	$–	$(6.31)	$36.93	12.78%	$298,814	0.93%	0.93%	0.78%	23%
$(0.56)	$(1.79)	$–	$(2.35)	$38.11	22.12%	$293,640	0.93%	0.93%	0.93%	9%
$(0.15)	$(2.67)	$–	$(2.82)	$33.23	(14.08)%	$265,763	0.94%	0.94%	0.78%	12%
$(0.06)	$(3.81)	$–	$(3.87)	$41.91	24.96%	$338,626	0.93%	0.93%	0.27%	24%

$(0.01)	$(5.17)	$–	$(5.18)	$23.98	21.04%	$7,394	1.79%	1.76%[f]	0.02%	18%
$(0.05)	$(5.89)	$–	$(5.94)	$24.10	11.85%	$8,442	1.76%	1.75%	(0.04)%	23%
$(0.20)	$(1.79)	$–	$(1.99)	$26.64	21.10%	$11,387	1.76%	1.75%	0.11%	9%
$–	$(2.67)	$–	$(2.67)	$23.72	(14.76)%	$12,419	1.76%	1.75%	(0.03)%	12%
$–	$(3.81)	$–	$(3.81)	$30.92	23.92%	$19,048	1.75%	1.75%	(0.55)%	24%

$(0.48)	$(5.17)	$–	$(5.65)	$43.51	22.35%	$267,056	0.69%	0.69%	1.09%	18%
$(0.56)	$(5.89)	$–	$(6.45)	$40.19	13.06%	$233,745	0.68%	0.68%	1.03%	23%
$(0.70)	$(1.79)	$–	$(2.49)	$41.02	22.41%	$225,783	0.68%	0.68%	1.18%	9%
$(0.25)	$(2.67)	$–	$(2.92)	$35.65	(13.85)%	$193,559	0.69%	0.69%	1.03%	12%
$(0.17)	$(3.81)	$–	$(3.98)	$44.73	25.23%	$245,602	0.70%	0.70%	0.50%	24%

$(0.16)	$–	$–	$(0.16)	$5.17	4.48%	$15,809	1.51%	1.00%	2.89%	10%
$(0.16)	$–	$–	$(0.16)	$5.10	4.28%	$15,542	1.48%	1.00%	3.10%	–%
$(0.12)	$–	$–	$(0.12)	$5.05	3.88%	$15,878	1.41%	1.00%	2.26%	13%
$(0.04)	$–	$–	$(0.04)	$4.98	(5.29)%	$17,818	1.26%	1.00%	0.43%	3%
$(0.03)	$–	$–	$(0.03)	$5.30	(1.48)%	$21,719	1.17%	1.00%	0.08%	26%

$(0.12)	$–	$–	$(0.12)	$5.18	3.69%	$313	3.21%	1.75%	2.14%	10%
$(0.13)	$–	$–	$(0.13)	$5.11	3.50%	$368	2.90%	1.75%	2.35%	–%
$(0.05)	$–	$–	$(0.05)	$5.06	3.12%	$439	2.81%	1.75%	1.51%	13%
$–	$–	$–	$–	$4.96	(5.88)%	$542	2.84%	1.75%	(0.32)%	3%
$–	$–	$–	$–	$5.27	(2.23)%	$594	2.35%	1.75%	(0.67)%	26%

$(0.17)	$–	$–	$(0.17)	$5.21	4.73%	$1,032	1.44%	0.75%	3.14%	10%
$(0.18)	$–	$–	$(0.18)	$5.14	4.54%	$1,081	1.35%	0.75%	3.35%	–%
$(0.13)	$–	$–	$(0.13)	$5.09	4.12%	$1,323	1.21%	0.75%	2.51%	13%
$(0.05)	$–	$–	$(0.05)	$5.02	(5.01)%	$3,100	0.95%	0.75%	0.68%	3%
$(0.04)	$–	$–	$(0.04)	$5.34	(1.22)%	$2,096	0.97%	0.75%	0.33%	26%

$(0.037)	$–	$–	$(0.037)	$1.000	3.74%	$99,282	0.62%[g]	0.62%[g]	3.67%	N/A
$(0.045)	$–	$–	$(0.045)	$1.000	4.61%	$120,002	0.68%[g]	0.68%[g]	4.50%	N/A
$(0.043)	$–	$–	$(0.043)	$1.000	4.41%	$97,869	0.69%[g]	0.69%[g]	4.32%	N/A
$(0.011)	$–	$–	$(0.011)	$1.000	1.12%	$123,436	0.60%[g]	0.45%[g]	1.04%	N/A
$–[h]	$–	$–	$–[h]	$1.000	0.04%	$146,416	0.52%	0.03%	0.04%	N/A

$(1.05)	$(2.11)	$–	$(3.16)	$79.37	29.29%	$606,801	0.94%	0.94%	1.39%	10%
$(1.01)	$(1.67)	$–	$(2.68)	$63.85	29.55%	$481,925	0.94%	0.94%	1.69%	2%
$(1.01)	$(2.56)	$–	$(3.57)	$51.30	15.52%	$393,011	0.95%	0.95%	1.90%	2%
$(0.81)	$(0.82)	$–	$(1.63)	$47.71	(8.91)%	$378,784	0.95%	0.95%	1.57%	10%
$(0.64)	$(2.94)	$–	$(3.58)	$54.17	31.46%	$450,121	0.94%	0.94%	1.00%	9%

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class C:
Year ended December 31, 2025	$48.92	$0.34	$13.47	$13.81
Year ended December 31, 2024	$39.65	$0.41	$10.95	$11.36
Year ended December 31, 2023	$37.44	$0.43	$4.83	$5.26
Year ended December 31, 2022	$42.70	$0.31	$(4.42)	$(4.11)
Year ended December 31, 2021	$35.12	$0.10	$10.59	$10.69
Davis Financial Fund Class Y:
Year ended December 31, 2025	$66.55	$1.22	$18.46	$19.68
Year ended December 31, 2024	$53.41	$1.18	$14.82	$16.00
Year ended December 31, 2023	$49.56	$1.07	$6.50	$7.57
Year ended December 31, 2022	$56.24	$0.94	$(5.84)	$(4.90)
Year ended December 31, 2021	$45.52	$0.70	$13.75	$14.45
Davis Balanced Fund Class A:
Year ended December 31, 2025	$58.80	$1.10	$11.40	$12.50
Year ended December 31, 2024	$54.48	$0.95	$7.69	$8.64
Year ended December 31, 2023	$45.65	$0.77	$9.65	$10.42
Year ended December 31, 2022	$55.56	$0.43	$(9.14)	$(8.71)
Year ended December 31, 2021	$44.32	$0.22	$11.18	$11.40
Davis Balanced Fund Class C:
Year ended December 31, 2025	$58.60	$0.59	$11.35	$11.94
Year ended December 31, 2024	$54.30	$0.48	$7.67	$8.15
Year ended December 31, 2023	$45.51	$0.39	$9.61	$10.00
Year ended December 31, 2022	$55.46	$0.06	$(9.10)	$(9.04)
Year ended December 31, 2021	$44.45	$(0.17)	$11.18	$11.01
Davis Balanced Fund Class Y:
Year ended December 31, 2025	$59.08	$1.29	$11.47	$12.76
Year ended December 31, 2024	$54.72	$1.16	$7.71	$8.87
Year ended December 31, 2023	$45.85	$0.93	$9.69	$10.62
Year ended December 31, 2022	$55.80	$0.59	$(9.18)	$(8.59)
Year ended December 31, 2021	$44.51	$0.38	$11.23	$11.61
Davis Real Estate Fund Class A:
Year ended December 31, 2025	$42.03	$0.97	$(3.34)	$(2.37)
Year ended December 31, 2024	$41.67	$0.94	$1.07	$2.01
Year ended December 31, 2023	$38.64	$0.89	$3.08	$3.97
Year ended December 31, 2022	$55.53	$0.77	$(15.60)	$(14.83)
Year ended December 31, 2021	$39.23	$0.42	$16.46	$16.88
Davis Real Estate Fund Class C:
Year ended December 31, 2025	$42.01	$0.74	$(3.42)	$(2.68)
Year ended December 31, 2024	$41.67	$0.66	$1.02	$1.68
Year ended December 31, 2023	$38.64	$0.60	$3.08	$3.68
Year ended December 31, 2022	$55.51	$0.40	$(15.58)	$(15.18)
Year ended December 31, 2021	$39.23	$0.05	$16.43	$16.48

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.37)	$(2.11)	$–	$(2.48)	$60.25	28.26%	$34,097	1.74%	1.74%	0.59%	10%
$(0.42)	$(1.67)	$–	$(2.09)	$48.92	28.52%	$39,875	1.74%	1.74%	0.89%	2%
$(0.49)	$(2.56)	$–	$(3.05)	$39.65	14.61%	$44,784	1.74%	1.74%	1.11%	2%
$(0.33)	$(0.82)	$–	$(1.15)	$37.44	(9.61)%	$60,375	1.73%	1.73%	0.79%	10%
$(0.17)	$(2.94)	$–	$(3.11)	$42.70	30.44%	$79,368	1.71%	1.71%	0.23%	9%

$(1.27)	$(2.11)	$–	$(3.38)	$82.85	29.61%	$569,978	0.69%	0.69%	1.64%	10%
$(1.19)	$(1.67)	$–	$(2.86)	$66.55	29.83%	$490,580	0.71%	0.71%	1.92%	2%
$(1.16)	$(2.56)	$–	$(3.72)	$53.41	15.79%	$368,515	0.73%	0.73%	2.12%	2%
$(0.96)	$(0.82)	$–	$(1.78)	$49.56	(8.70)%	$404,375	0.72%	0.72%	1.80%	10%
$(0.79)	$(2.94)	$–	$(3.73)	$56.24	31.76%	$496,530	0.70%	0.70%	1.24%	9%

$(1.11)	$(3.20)	$–	$(4.31)	$66.99	21.37%	$146,795	0.98%	0.98%	1.72%	12%
$(0.95)	$(3.37)	$–	$(4.32)	$58.80	15.86%	$131,134	0.98%	0.98%	1.61%	20%
$(0.78)	$(0.81)	$–	$(1.59)	$54.48	22.98%	$119,934	1.00%	1.00%	1.55%	15%
$(0.50)	$(0.70)	$–	$(1.20)	$45.65	(15.64)%	$104,140	1.00%	1.00%	0.88%	9%
$(0.16)	$–	$–	$(0.16)	$55.56	25.73%	$128,558	0.98%	0.98%	0.41%	19%

$(0.61)	$(3.20)	$–	$(3.81)	$66.73	20.41%	$2,856	1.95%	1.75%	0.95%	12%
$(0.48)	$(3.37)	$–	$(3.85)	$58.60	15.00%	$2,784	1.97%	1.75%	0.84%	20%
$(0.40)	$(0.81)	$–	$(1.21)	$54.30	22.05%	$2,562	1.99%	1.75%	0.80%	15%
$(0.21)	$(0.70)	$–	$(0.91)	$45.51	(16.28)%	$2,179	1.97%	1.75%	0.13%	9%
$–	$–	$–	$–	$55.46	24.77%	$3,538	1.89%	1.75%	(0.36)%	19%

$(1.31)	$(3.20)	$–	$(4.51)	$67.33	21.74%	$147,627	0.67%	0.67%	2.03%	12%
$(1.14)	$(3.37)	$–	$(4.51)	$59.08	16.23%	$117,784	0.67%	0.67%	1.92%	20%
$(0.94)	$(0.81)	$–	$(1.75)	$54.72	23.35%	$97,842	0.68%	0.68%	1.87%	15%
$(0.66)	$(0.70)	$–	$(1.36)	$45.85	(15.37)%	$78,348	0.68%	0.68%	1.20%	9%
$(0.32)	$–	$–	$(0.32)	$55.80	26.13%	$96,889	0.66%	0.66%	0.73%	19%

$(1.05)	$(1.55)	$–	$(2.60)	$37.06	(5.72)%	$65,590	1.02%	1.00%	2.37%	17%
$(0.81)	$(0.84)	$–	$(1.65)	$42.03	4.89%	$80,499	1.02%	1.00%	2.23%	16%
$(0.94)	$–	$–	$(0.94)	$41.67	10.46%	$84,350	1.00%	1.00%	2.26%	14%
$(0.74)	$(1.32)	$–	$(2.06)	$38.64	(26.74)%	$99,332	0.95%	0.95%	1.65%	22%
$(0.58)	$–	$–	$(0.58)	$55.53	43.24%	$152,743	0.95%	0.95%	0.88%	25%

$(0.75)	$(1.55)	$–	$(2.30)	$37.03	(6.45)%	$420	2.39%	1.75%	1.62%	17%
$(0.50)	$(0.84)	$–	$(1.34)	$42.01	4.09%	$764	2.13%	1.75%	1.48%	16%
$(0.65)	$–	$–	$(0.65)	$41.67	9.60%	$1,711	2.00%	1.75%	1.51%	14%
$(0.37)	$(1.32)	$–	$(1.69)	$38.64	(27.32)%	$2,277	1.93%	1.75%	0.85%	22%
$(0.20)	$–	$–	$(0.20)	$55.51	42.10%	$4,000	1.87%	1.75%	0.08%	25%

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class Y:
Year ended December 31, 2025	$42.66	$1.08	$(3.37)	$(2.29)
Year ended December 31, 2024	$42.28	$1.06	$1.10	$2.16
Year ended December 31, 2023	$39.20	$0.97	$3.16	$4.13
Year ended December 31, 2022	$56.31	$0.88	$(15.81)	$(14.93)
Year ended December 31, 2021	$39.78	$0.52	$16.71	$17.23

a	Per share calculations were based on average shares outstanding for the period (other than Davis Government Money Market Fund).
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities delivered from in-
kind redemptions are excluded from the calculation.

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(1.18)	$(1.55)	$–	$(2.73)	$37.64	(5.47)%	$58,214	0.74%	0.74%	2.63%	17%
$(0.94)	$(0.84)	$–	$(1.78)	$42.66	5.17%	$69,294	0.74%	0.74%	2.49%	16%
$(1.05)	$–	$–	$(1.05)	$42.28	10.75%	$73,988	0.75%	0.75%	2.51%	14%
$(0.86)	$(1.32)	$–	$(2.18)	$39.20	(26.56)%	$79,048	0.72%	0.72%	1.88%	22%
$(0.70)	$–	$–	$(0.70)	$56.31	43.56%	$103,411	0.72%	0.72%	1.11%	25%

e	Less than $0.005 per share.
f
Includes tax service fees paid to third party providers that assist in the recovery of foreign withholding tax refunds. Excluding the tax service fees, the net expense ratio for the year ended December 31, 2025 would have been 1.75%.

g
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the year ended December 31, 2025 would have both been 0.60%, for the year ended December 31, 2024 would have both been 0.58%, for the year ended December 31, 2023 would have both been 0.59%, and for the year ended December 31, 2022 would have been 0.55% and 0.40%, respectively.

h	Less than $0.0005 per share.
See Notes to Financial Statements

DAVIS SERIES, INC.
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Directors
Davis Series, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Balanced Fund (formerly Davis Appreciation and Income Fund), and Davis Real Estate Fund (each a series of Davis Series, Inc.) (the Funds), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Davis Funds investment companies since 1998.
Columbus, Ohio
February 20, 2026

DAVIS SERIES, INC.
Federal Income Tax Information (Unaudited)
In early 2026, shareholders received information regarding all dividends and distributions paid to them by the Funds during the calendar year 2025. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2025 with their 2025 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
Each Fund designates the following amounts distributed during the calendar year ended December 31, 2025, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, qualified business income deduction, and long-term capital gain distributions.
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

Income dividends	$5,993,922	$513,459	$3,785,224	$16,501,646	$5,045,496	$3,888,338
Income qualifying for corporate dividends-received deduction	$5,993,922 100%	$–	$–	$15,050,307 91%	$2,711,860 54%	$–
Qualified dividend income	$5,993,922 100%	$–	$–	$16,501,646 100%	$4,143,867 82%	$71,361 2%
Section 199A - Qualified business income deduction	$–	$–	$–	$–	$–	$3,618,671 98%
Long-term capital gain distributions**	$68,929,885	$–	$–	$30,998,576	$13,432,746	$4,773,740

**
Davis Opportunity Fund and Davis Financial Fund designated long-term capital gain distributions in the amount of $71,785,556 and $36,593,346, respectively. The Funds utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 20, 2026
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	February 20, 2026